Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues and other income:
Service revenue		$ 958		$ 130		$ 70
Service revenue - related parties		936		701		662
Rental income		298		20		0
Rental income - related parties		235		146		15
Product sales		572		36		0
Product sales - related parties		11		1		0
Gain on sale of assets		1		0		0
Income (Loss) from Equity Method Investments		(74)	[1]	3		0
Other income		6		6		6
Other income - related parties		86		58		40
Total revenues and other income		3,029		1,101		793
Costs and expenses:
Cost of revenues (excludes items below)		454		247		228
Purchased product costs		448		20		0
Rental cost of sales		57		11		1
Rental cost of sales - related parties		1		1
Purchases - related parties		388		172		153
Depreciation and amortization		591		129		75
Impairment expense		130		0		0
General and administrative expenses		227		125		81
Other taxes		50		15		10
Total costs and expenses		2,346		720		548
Income from operations		683		381		245
Related party interest and other financial costs		1		0		0
Interest expense, net		210		35		4
Other financial costs		50		12		1
Income before income taxes		422	[2]	334	[2]	240
(Benefit) provision for income taxes		(12)		1		1
Net income		434		333		239
Less: Net income attributable to noncontrolling interests		2		1		57
Less: Net income attributable to Predecessor		199		176		61
Net income attributable to MPLX LP	[3]	233		156		121
Less: Preferred unit distributions		41		0		0
Less: General partner’s interest in net income attributable to MPLX LP		191		57		6
Limited partners’ interest in net income attributable to MPLX LP		$ 1		$ 99		$ 115
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic		338		99		76
Weighted Average Limited Partnership Units Outstanding, Diluted		345		100		76
MPC [Member]
Revenues and other income:
Service revenue - related parties		$ 936		$ 701		$ 662
Rental income - related parties		235		146		15
Product sales - related parties		11	[4]	1	[4]	0
Other income - related parties		45		55		39
Limited Partners Common Units [Member]
Costs and expenses:
Net income attributable to MPLX LP	[3]	$ 1		$ 97		$ 58
Per Unit Data (See Note 7)
Basic (in USD per unit)		$ 0.00		$ 1.23		$ 1.55
Diluted (in USD per unit)		$ 0.00		$ 1.22		$ 1.55
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic		331		79		37
Weighted Average Limited Partnership Units Outstanding, Diluted		338		80		37
Cash distributions declared per limited partner common unit		$ 2.0500		$ 1.8200		$ 1.4100
Limited Partners Subordinated Units [Member] | MPC [Member]
Costs and expenses:
Net income attributable to MPLX LP	[3]			$ 2		$ 55
Per Unit Data (See Note 7)
Basic (in USD per unit)				$ 0.11		$ 1.50
Diluted (in USD per unit)				0.11		1.50
Basic and Diluted (in USD per unit)		$ 0.00		$ 0.11		$ 1.50
Weighted average limited partner units outstanding:
Weighted Average Limited Partnership Units Outstanding, Basic				18		37
Weighted Average Limited Partnership Units Outstanding, Diluted				18		37
Basic and Diluted Units (in units)		0		18		37

[1]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.
[2]	(2)Financial information has been retrospectively adjusted for the acquisition of HSM, HST, WHC and MPLXT from MPC. See Notes 1 and 3. Prior to these acquisitions, MPC paid all income taxes related to Predecessor.
[3]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[4]	(1)For 2016 and 2015, there were $46 million and $1 million, respectively, of additional product sales to MPC that net to zero within the consolidated financial statements, as the transactions are recorded net due to the terms of the agreements under which such product was sold. There were no such transactions in 2014.